Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jul. 22, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Grant Practices. We generally grant equity-based incentives annually during the first calendar quarter. To date there has been no set program for the award of incremental periodic grants, and our compensation committee retains discretion to make equity awards at any time, including in connection with the promotion of an executive, to reward an executive for extraordinary performance or the assumption of additional responsibilities or for retention purposes. Our compensation committee approves equity awards granted to our NEOs on or before the grant date. The compensation committee does not take material non-public information into account when determining the timing and terms of such awards. We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
As shown in the table below, in 2025, we awarded performance-based stock options to Mr. King during the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K disclosing material non-public information and ending one business day after the filing or furnishing of such report with the Securities and Exchange Commission.

Name	Grant Date	Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage change in the closing share price of the
securities underlying the award between the trading
day ending immediately prior to the disclosure of
material non-public information and the trading day
beginning immediately following the disclosure of
material non-public information

Ronald F. Clarke	—	—	—	—	—
Peter Walker	—	—	—	—	—
Tom Panther	—	—	—	—	—
Alissa B. Vickery	—	—	—	—	—
Armando L. Netto	—	—	—	—	—
Alan King	7/22/2025	71,989	334.29	5,600,024	(0.22)%

Award Timing Method	We generally grant equity-based incentives annually during the first calendar quarter.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The compensation committee does not
take material non-public information into account when determining the timing and terms of such awards. We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage change in the closing share price of the
securities underlying the award between the trading
day ending immediately prior to the disclosure of
material non-public information and the trading day
beginning immediately following the disclosure of
material non-public information

Ronald F. Clarke	—	—	—	—	—
Peter Walker	—	—	—	—	—
Tom Panther	—	—	—	—	—
Alissa B. Vickery	—	—	—	—	—
Armando L. Netto	—	—	—	—	—
Alan King	7/22/2025	71,989	334.29	5,600,024	(0.22)%

King [Member]
Awards Close in Time to MNPI Disclosures
Name		Alan King
Underlying Securities | shares		71,989
Exercise Price | $ / shares		$ 334.29
Fair Value as of Grant Date | $		$ 5,600,024
Underlying Security Market Price Change		(0.0022)